Loans receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable Details [Abstract]
Current (terms of one year or less)	$ 65,397	$ 54,978
Non-current (terms exceeding one year)	248	1,135
Gross loans receivable	$ 65,645	$ 56,113